UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 20, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eastover Investment Advisors LLC
Address:   5605 Carnegie Blvd.
	   Suite 375
           Charlotte, NC 28209


13F File Number: NA

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carla Roach
Title:  Chief Compliance Officer
Phone:  704-336-6818 or 229-225-1500
Signature, Place, and Date of Signing: Carla Roach  August 29, 2012

   Carla Roach,  Thomasville, GA Chief Compliance Officer

Report Type (Check only one):

[X]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101      986    11002 SH       SOLE                    11002
Abbott Labs                    Com              002824100     1119    17353 SH       SOLE                    17353
Allergan Incorporated          Com              018490102      288     3110 SH       SOLE                     3110
Altria Group Incorporated      Com              02209S103     1073    31046 SH       SOLE                    31046
American Wtr Wks Company Incor Com              030420103      958    27956 SH       SOLE                    27956
Ashland Incorporated New       Com              044209104      225     3250 SH       SOLE                     3250
At&t Incorporated              Com              00206R102     1254    35165 SH       SOLE                    35165
Becton Dickinson & Company     Com              075887109     1222    16348 SH       SOLE                    16348
Bristol Myers Squibb Company   Com              110122108     1120    31160 SH       SOLE                    31160
Chevron Corporation New        Com              166764100     1444    13689 SH       SOLE                    13689
Chubb Corporation              Com              171232101     1193    16380 SH       SOLE                    16380
Clorox Company Del             Com              189054109     1097    15133 SH       SOLE                    15133
Diageo P L C Spon Adr New (UNI Com              25243Q205     1001     9714 SH       SOLE                     9714
Duke Energy Corporation New Co Com              26441C204     1079    46785 SH       SOLE                    46785
Exxon Mobil Corporation        Com              30231G102     1328    15521 SH       SOLE                    15521
Fluor Corporation New          Com              343412102      896    18155 SH       SOLE                    18155
Home Depot Incorporated        Com              437076102     1222    23061 SH       SOLE                    23061
Honeywell International Incorp Com              438516106     1185    21223 SH       SOLE                    21223
Intel Corp                     Com              458140100     1334    50063 SH       SOLE                    50063
International Business Machine Com              459200101     1086     5551 SH       SOLE                     5551
Johnson & Johnson              Com              478160104     1450    21459 SH       SOLE                    21459
Kimberly Clark Corporation     Com              494368103     1125    13432 SH       SOLE                    13432
Kinder Morgan Energy Partners  Com              494550106      910    11584 SH       SOLE                    11584
McDonalds Corp                 Com              580135101     1108    12516 SH       SOLE                    12516
Merck                          Com              589331107     1352    32378 SH       SOLE                    32378
Microsoft Corporation          Com              594918104     1190    38899 SH       SOLE                    38899
Oracle Corp Com                Com              68389X105      929    31267 SH       SOLE                    31267
Pepsico Inc                    Com              713448108     1440    20374 SH       SOLE                    20374
Procter & Gamble Co            Com              742718109     1274    20794 SH       SOLE                    20794
Sherwin Williams Company       Com              824348106      331     2500 SH       SOLE                     2500
Target Corp                    Com              87612E106      860    14782 SH       SOLE                    14782
Tortoise Energy Infrstrctr Cp  Com              89147L100      759    19015 SH       SOLE                    19015
Verizon Communications         Com              92343V104     1065    23976 SH       SOLE                    23976
Spdr Gold Tr Gold Shs                           78463V107      244 1570.000 SH       SOLE                 1570.000